Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pacer Funds Trust
Entity Central Index Key	0001616668
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Pacer American Energy Independence ETF
Shareholder Report [Line Items]
Fund Name	Pacer American Energy Independence ETF
Class Name	Pacer American Energy Independence ETF
Trading Symbol	USAI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer American Energy Independence ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer American Energy Independence ETF	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
A strategy-driven exchange traded fund (ETF) that aims to offer investors exposure to U.S. and Canadian companies that generate the majority of their cash flow from midstream energy infrastructure activities.
From November 1, 2024 to October 31, 2025, the Pacer American Energy Independence ETF (USAI) returned approximately +6.10% on a  NAV basis, closely tracking its underlying American Energy Independence Index at +7.08%, while the S&P 500 Index returned about 21.45% over the same period.  USAI’s midstream-energy-infrastructure focus performed well in a robust energy market, with gains supported by strong demand for contract-based energy infrastructure companies that benefit from U.S. energy independence trends, though sensitivity to commodity price fluctuations and sector concentration modestly shaped relative results versus broader equities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/12/2017)
Pacer American Energy Independence ETF NAV	6.10	26.39	11.29
American Energy Independence Index	7.08	27.82	12.53
S&P 500 Index	21.45	17.64	14.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 79,555,733
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 655,945
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$79,555,733
Number of Holdings	26
Net Advisory Fee	$655,945
Portfolio Turnover	24%
30-Day SEC Yield	3.83%
30-Day SEC Yield Unsubsidized	3.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	23.4%
Energy Transfer LP	7.5%
Kinder Morgan, Inc.	7.3%
Williams Cos., Inc.	7.3%
Enbridge, Inc.	7.2%
TC Energy Corp.	7.2%
Cheniere Energy, Inc.	7.0%
MPLX LP	4.6%
Enterprise Products Partners LP	4.4%
Pembina Pipeline Corp.	4.3%

Top Sectors	(%)
Energy	99.6%
Cash & Other	0.4%
[1]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer BlueStar Digital Entertainment ETF
Shareholder Report [Line Items]
Fund Name	Pacer BlueStar Digital Entertainment ETF
Class Name	Pacer BlueStar Digital Entertainment ETF
Trading Symbol	ODDS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer BlueStar Digital Entertainment ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer BlueStar Digital Entertainment ETF	$62	0.54%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
A rules-based exchange traded fund (ETF) that aims to offer investors exposure to globally listed companies and depositary receipts that generate the majority of their revenue from online gambling, video game development or eSports.
From November 1, 2024 to October 31, 2025, the Pacer BlueStar Digital Entertainment ETF (ODDS) returned approximately +31.37 on a NAV basis, closely tracking its underlying BlueStar Global Online Gambling, Video Gaming, and eSports Index at +32.33%, and outperforming broader global equity benchmarks such as the S&P Global 1200, which returned about +23.01% over the same period. ODDS’s digital entertainment thematic strategy significantly outperformed broad markets, with gains supported by strong returns in online gaming, video game development, and eSports related companies globally; however, concentration in sector specific holdings and exposure to highly cyclically driven names modestly shaped relative results versus diversified benchmarks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (04/07/2022)
Pacer BlueStar Digital Entertainment ETF NAV	31.37	14.51
BlueStar Global Online Gambling, Video Gaming, and eSports Index	32.33	15.24
S&P Global 1200 Index	23.01	13.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 4,909,747
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 13,556
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,909,747
Number of Holdings	45
Net Advisory Fee	$13,556
Portfolio Turnover	47%
30-Day SEC Yield	0.50%
30-Day SEC Yield Unsubsidized	0.50%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Tencent Holdings Ltd.	9.0%
Flutter Entertainment PLC	7.3%
Evolution AB	6.5%
DraftKings, Inc.	6.1%
Nintendo Co. Ltd.	5.2%
ROBLOX Corp. - Class A	4.8%
NetEase, Inc.	4.1%
Entain PLC	3.4%
Electronic Arts, Inc.	3.1%
Take-Two Interactive Software, Inc.	3.0%

Top Sectors	(%)
Communication Services	50.3%
Consumer Discretionary	47.1%
Information Technology	2.5%
Cash & Other	0.1%

Top Countries	(%)
United States	31.0%
China	15.3%
Japan	12.7%
Sweden	12.2%
United Kingdom	7.1%
Australia	4.5%
South Korea	3.2%
Switzerland	2.6%
Taiwan	2.3%
Cash & Other	9.1%
[2]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer BlueStar Engineering the Future ETF
Shareholder Report [Line Items]
Fund Name	Pacer BlueStar Engineering the Future ETF
Class Name	Pacer BlueStar Engineering the Future ETF
Trading Symbol	BULD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer BlueStar Engineering the Future ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer BlueStar Engineering the Future ETF	$66	0.56%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
A rules-based exchange traded fund (ETF) that aims to offer investors exposure to globally listed companies and depositary receipts that generate at least 50% of their revenues from robotics and manufacturing automation, 3D printing or computer aided design.
From November 1, 2024 to October 31, 2025 the Pacer BlueStar Engineering the Future ETF (BULD) returned approximately +34.87% on a  NAV basis, closely tracking its underlying BlueStar Global Robotics & 3D Printing Index at around +35.47%, while the global equity benchmarks such as the S&P Global 1200 Index returned about +23.01% over the same period.  BULD’s robotics, automation, and 3D printing thematic strategy delivered strong positive returns in a market that rewarded innovation and industrial technology exposures, with gains supported by top contributors in automation and CAD-related companies (e.g., ASML, Proto Labs, Autodesk). However, its concentrated theme and higher exposure to cyclically sensitive tech names modestly shaped relative results versus diversified global equity benchmarks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/04/2022)
Pacer BlueStar Engineering the Future ETF NAV	34.87	9.11
BlueStar Robotics and 3D Printing Index	35.47	9.69
S&P Global 1200 Index	23.01	15.31
S&P Global 1200 Industrials Sector Index	22.64	17.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 1,660,119
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 6,465
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,660,119
Number of Holdings	52
Net Advisory Fee	$6,465
Portfolio Turnover	32%
30-Day SEC Yield	0.11%
30-Day SEC Yield Unsubsidized	0.11%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
3D Systems Corp.	9.2%
ASML Holding NV	9.2%
Proto Labs, Inc.	8.6%
Mount Vernon Liquid Assets Portfolio, LLC	7.7%
Lam Research Corp.	7.0%
Autodesk, Inc.	6.9%
Applied Materials, Inc.	6.6%
KLA Corp.	5.7%
Stratasys Ltd.	4.6%
Dassault Systemes SE	3.7%

Top Sectors	(%)
Information Technology	63.6%
Industrials	34.4%
Consumer Discretionary	1.4%
Health Care	0.3%
Energy	0.2%
Cash & Other	0.1%

Top Ten Countries	(%)
United States	67.9%
Japan	16.8%
Netherlands	11.0%
Israel	4.0%
France	3.7%
Germany	1.4%
Belgium	0.8%
United Kingdom	0.6%
Finland	0.4%
Cash & Other	-6.6%
[3]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Shareholder Report [Line Items]
Fund Name	Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Class Name	Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF
Trading Symbol	QQWZ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF for the period of May 6, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF	$28	0.49%
[4],[5]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to provide capital appreciation by tracking an index that alternates exposure between growth (Nasdaq-100 Index®) and value (Pacer US Cash Cows 100 Index).
From May 6, 2025 (the fund’s inception date) through October 31, 2025, the Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF (QQWZ) returned +30.80% on a NAV basis, closely tracking its underlying Pacer COWZ NDX Rotator Index at +31.11%, while the S&P 500 Index returned about +22.76% over a comparable period.  QQWZ’s rotation strategy, which alternates exposure between the Nasdaq-100 and the Pacer US Cash COWZ 100 Index based on relative performance, delivered strong gains in a growth-led market, with performance supported by exposure to leading large-cap technology names such as NVIDIA, Apple, Microsoft, Broadcom, and Amazon. However, its relatively concentrated equity exposure and sector timing decisions modestly shaped relative results versus broader market benchmarks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/06/2025)
Pacer Cash COWZ 100-Nasdaq 100 Rotator ETF NAV	30.80
Pacer COWZ NDX Rotator Index	31.11
S&P 500 Index	22.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 97,164,990,000
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 15,655
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$9,716,499
Number of Holdings	102
Net Advisory Fee	$15,655
Portfolio Turnover	3%
30-Day SEC Yield	0.16%
30-Day SEC Yield Unsubsidized	0.16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Sectors	(%)
Information Technology	56.1%
Communication Services	14.8%
Consumer Discretionary	13.2%
Health Care	4.4%
Consumer Staples	4.3%
Industrials	3.8%
Utilities	1.4%
Materials	1.0%
Energy	0.5%
Cash & Other	0.5%

Top 10 Issuers	(%)
NVIDIA Corp.	10.2%
Apple, Inc.	8.3%
Microsoft Corp.	8.0%
Alphabet, Inc.	6.6%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.4%
Tesla Motors, Inc.	3.5%
Meta Platforms, Inc.	2.9%
Netflix, Inc.	2.4%
Palantir Technologies, Inc.	2.3%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Developed Markets Cash Cows Growth Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer Developed Markets Cash Cows Growth Leaders ETF
Class Name	Pacer Developed Markets Cash Cows Growth Leaders ETF
Trading Symbol	EAFG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Developed Markets Cash Cows Growth Leaders ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Developed Markets Cash Cows Growth Leaders ETF	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
A strategy-driven exchange traded fund that aims to provide exposure to top growth companies in the MSCI EAFE Index by screening for above average free cash flow margins.
From November 1, 2024 to October 31, 2025 the Pacer Developed Markets Cash Cows Growth Leaders ETF (EAFG) returned approximately +18.44% on a NAV basis, closely tracking its underlying Pacer Developed Markets Cash Cows Growth Leaders Index at +20.19%, while the developed international equity benchmark MSCI EAFE Index returned about +23.03% over the same period. EAFG’s free cash flow focused, growth oriented strategy delivered solid positive returns in global developed markets, with performance supported by strong contributions from holdings exhibiting high cash-flow margins and growth characteristics. However, its value-tilted cash-cows approach and regional exposures modestly detracted from results relative to broader international benchmarks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/20/2024)
Pacer Developed Markets Cash Cows Growth Leaders ETF NAV	18.44	9.81
Pacer Developed Markets Cash Cows Growth Leaders Index	20.19	11.39
MSCI World Index	22.02	18.49
MSCI EAFE Index	23.03	15.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 2,858,671
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 10,352
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,858,671
Number of Holdings	102
Net Advisory Fee	$10,352
Portfolio Turnover	104%
30-Day SEC Yield	1.36%
30-Day SEC Yield Unsubsidized	1.36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Fresnillo PLC	4.7%
Advantest Corp.	4.4%
Wartsila OYJ Abp	2.9%
Nexon Co. Ltd.	2.8%
Evolution Mining Ltd.	2.8%
Rolls-Royce Holdings PLC	2.7%
LafargeHolcim Ltd.	2.5%
Prosus NV	2.2%
Mount Vernon Liquid Assets Portfolio, LLC	2.1%
Galderma Group AG	2.1%

Top Sectors	(%)
Information Technology	19.9%
Industrials	18.7%
Communication Services	13.8%
Materials	13.7%
Health Care	13.3%
Consumer Discretionary	12.9%
Consumer Staples	4.6%
Energy	2.4%
Utilities	0.5%
Cash & Other	0.2%

Top Countries	(%)
Japan	21.2%
United Kingdom	13.5%
Australia	11.0%
Switzerland	10.8%
Netherlands	7.7%
Sweden	5.0%
Mexico	4.7%
Hong Kong	3.5%
Denmark	3.3%
Cash & Other	19.3%
[6]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Class Name	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF
Trading Symbol	QSIX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to provide cash distributions equal to 600% of the Nasdaq-100® ordinary yield in exchange for modestly lower exposure to the Nasdaq-100 Index® performance.
From November 1, 2024 to October 31, 2025, the Pacer Metaurus Nasdaq-100 Dividend Multiplier 600 ETF (QSIX)  returned 26.61%, which slightly trailed the 27.60% of its underlying Metaurus Nasdaq-100 Dividend Multiplier 600 Index. Over the same period, the Nasdaq 100 Total Return Index gained roughly 30.95%, while the S&P 500 Index returned about 21.45%. QSIX’s high dividend yield (~4–4.5%) supported returns. Strong tech stock gains helped performance, and the fund outpaced the broader S&P 500, reflecting its income-focused, tech-heavy approach.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/23/2024)
Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF NAV	26.61	24.42
Metaurus Nasdaq-100 Dividend Multiplier Total Return Index - Series 600	27.60	25.13
S&P 500 Index	21.45	19.11

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 13,522,435
Holdings Count | $ / shares	106
Advisory Fees Paid, Amount	$ 45,263
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$13,522,435
Number of Holdings	106
Net Advisory Fee	$45,263
Portfolio Turnover	4%
30-Day SEC Yield	0.18%
30-Day SEC Yield Unsubsidized	0.18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.8%
NVIDIA Corp.	9.5%
Apple, Inc.	7.8%
Microsoft Corp.	7.4%
Broadcom, Inc.	5.5%
Amazon.com, Inc.	5.0%
Tesla Motors, Inc.	3.2%
Alphabet, Inc. - Class A	3.1%
Alphabet, Inc. - Class C	3.0%
Meta Platforms, Inc. - Class A	2.7%

Top Sectors	(%)
Information Technology	51.9%
Communication Services	13.7%
Consumer Discretionary	12.2%
Health Care	4.0%
Consumer Staples	4.0%
Industrials	3.5%
Utilities	1.3%
Materials	1.0%
Energy	0.4%
Cash & Other	8.0%

Top Countries	(%)
United States	102.7%
Canada	1.4%
Netherlands	0.7%
Uruguay	0.5%
United Kingdom	0.5%
Ireland	0.4%
Australia	0.1%
Cash & Other	-6.3%
[7]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Class Name	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Trading Symbol	QDPL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
FUND DESCRIPTION AND INVESTMENT STRATEGY
A strategy driven exchange traded fund that aims to provide cash distributions equal to 400% of the S&P 500 ordinary yield in exchange for modestly lower exposure (approximately 90%) to the S&P 500 Index performance.
From November 1, 2024 to October 31, 2025, the Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (QDPL) returned approximately +19.54% on a NAV basis, closely tracking its underlying Metaurus US Large Cap Dividend Multiplier Index – Series 400 at +19.65% while the S&P 500 Index returned about +21.45% over the same period.  QDPL’s dividend-multiplier strategy delivered solid positive returns in a broad equity uptrend, with performance supported by exposure to large-cap companies with strong dividends and share price gains, though its structural allocation and focus on enhanced dividend exposure modestly shaped relative results versus the broader market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/12/2021)
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF NAV	19.54	11.44
Metaurus US Large Cap Dividend Multiplier Index - Series 400	19.65	11.87
S&P 500 Index	21.45	12.53

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 1,327,564,937
Holdings Count | $ / shares	519
Advisory Fees Paid, Amount	$ 5,590,831
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,327,564,937
Number of Holdings	519
Net Advisory Fee	$5,590,831
Portfolio Turnover	6%
30-Day SEC Yield	0.75%
30-Day SEC Yield Unsubsidized	0.75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Top Holdings	(%)
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.7%
Alphabet, Inc. - Class A	2.6%
Meta Platforms, Inc. - Class A	2.2%
Alphabet, Inc. - Class C	2.1%
Tesla Motors, Inc.	2.0%
Mount Vernon Liquid Assets Portfolio, LLC	1.9%

Top Sectors	(%)
Information Technology	33.1%
Financials	11.8%
Consumer Discretionary	9.6%
Communication Services	9.2%
Health Care	8.2%
Industrials	7.4%
Government	7.0%
Consumer Staples	4.3%
Energy	2.6%
Cash & Other	6.8%
[8]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer PE/VC ETF
Shareholder Report [Line Items]
Fund Name	Pacer PE/VC ETF
Class Name	Pacer PE/VC ETF
Trading Symbol	PEVC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer PE/VC ETF for the period of February 3, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer PE/VC ETF	$69	0.85%
[9],[10]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to deliver a return similar to Private Equity (PE) and Venture Capital (VC) investments through publicly traded securities.
From February 3, 2025 (the fund’s inception date) through October 31, 2025 the Pacer PE/VC ETF (PEVC) returned +18.04%, closely tracking its underlying FTSE PE/VC Index at +17.75%, while the S&P 500 returned +14.34% over the same period. PEVC’s strategy, designed to replicate private equity and venture capital risk/return characteristics through liquid public equities and derivatives, delivered solid positive performance in a strong equity market, supported by gains in major large-cap technology and growth names within its basket. However, its focus on capturing private-market-like exposure and elevated expense ratio (0.85%) modestly detracted from results relative to the broader S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/03/2025)
Pacer PE/VC ETF NAV	18.04
FTSE PE/VC Index	17.75
S&P 500 Index	14.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 3,522,834
Holdings Count | $ / shares	219
Advisory Fees Paid, Amount	$ 13,482
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,522,834
Number of Holdings	219
Net Advisory Fee	$13,482
Portfolio Turnover	86%
30-Day SEC Yield	0.33%
30-Day SEC Yield Unsubsidized	0.33%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*
Sector Breakdown (% of net assets)

Top Sectors	(%)
Information Technology	33.7%
Financials	13.5%
Communication Services	12.5%
Consumer Discretionary	7.4%
Industrials	7.3%
Health Care	5.2%
Consumer Staples	4.6%
Materials	1.9%
Energy	1.9%
Cash & Other	12.0%

Top 10 Issuers	(%)
Alphabet, Inc.	4.6%
Microsoft Corp.	4.0%
Meta Platforms, Inc.	3.5%
NVIDIA Corp.	3.1%
Apple, Inc.	2.9%
Broadcom, Inc.	2.8%
Amazon.com, Inc.	2.7%
Visa, Inc.	2.7%
Palantir Technologies, Inc.	2.6%
Mastercard, Inc.	2.4%
[11]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer S&P 500 Quality FCF Aristocrats ETF
Shareholder Report [Line Items]
Fund Name	Pacer S&P 500 Quality FCF Aristocrats ETF
Class Name	Pacer S&P 500 Quality FCF Aristocrats ETF
Trading Symbol	LCOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer S&P 500 Quality FCF Aristocrats ETF for the period of May 6, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer S&P 500 Quality FCF Aristocrats ETF	$26	0.49%
[12],[13]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to provide capital appreciation over time by screening the S&P 500 for 100 companies with at least 10 years of consecutive positive free cash flow and the highest free cash flow (FCF) quality score.
From May 6, 2025 (the fund’s inception date) through October 31, 2025, the Pacer S&P 500 Quality FCF Aristocrats ETF (LCOW) returned +18.92% on a NAV basis, closely tracking its underlying S&P 500 Quality FCF Aristocrats Index at +19.15%, but lagging the S&P 500 Index, which returned +22.76% over the same period.  LCOW’s quality and free-cash-flow-focused strategy delivered strong positive returns in a broad market rally, with gains supported by its exposure to high-cash-flow, large-cap companies with consistent free cash flow generation. However, its quality tilt and smaller market breadth modestly detracted from relative results versus the broader S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/06/2025)
Pacer S&P 500 Quality FCF Aristocrats ETF NAV	18.92
S&P 500 Quality FCF Aristocrats Index	19.15
S&P 500 Index	22.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 17,068,661
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 27,169
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$17,068,661
Number of Holdings	100
Net Advisory Fee	$27,169
Portfolio Turnover	15%
30-Day SEC Yield	0.71%
30-Day SEC Yield Unsubsidized	0.71%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Sectors	(%)
Information Technology	41.0%
Financials	17.7%
Health Care	13.8%
Communication Services	10.6%
Consumer Staples	6.3%
Consumer Discretionary	6.1%
Industrials	4.1%
Energy	0.3%
Cash & Other	0.1%

Top 10 Issuers	(%)
Alphabet, Inc.	5.7%
NVIDIA Corp.	5.3%
Broadcom, Inc.	5.3%
Apple, Inc.	5.2%
Microsoft Corp.	4.9%
Visa, Inc.	4.8%
Mastercard, Inc.	4.8%
Meta Platforms, Inc.	4.5%
AbbVie, Inc.	4.1%
Johnson & Johnson	2.6%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Shareholder Report [Line Items]
Fund Name	Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Class Name	Pacer S&P MidCap 400 Quality FCF Aristocrats ETF
Trading Symbol	MCOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer S&P MidCap 400 Quality FCF Aristocrats ETF for the period of August 27, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF	$9	0.49%
[14],[15]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to provide capital appreciation over time by screening the S&P MidCap 400 for companies with at least 7 consecutive years of positive free cash flow and the highest free cash flow (FCF) quality score.
From August 27, 2025 (the fund’s inception date) through October 31, 2025, the Pacer S&P MidCap 400 Quality FCF Aristocrats ETF (MCOW) generated a 0.10% total return (NAV), closely tracking its underlying S&P MidCap 400 Quality FCF Aristocrats Index, which returned 0.04% over the same period. For context, the broader S&P MidCap 400 Index returned (0.56)%, indicating modest relative outperformance. Performance was supported by exposure to mid-cap companies with consistent free cash flow and quality characteristics, while gains were limited by the fund’s recent launch and subdued mid-cap market conditions, as well as its quality focus reducing exposure to higher-growth stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/27/2025)
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF NAV	0.10
S&P MidCap 400 Quality FCF Aristocrats Index	0.04
S&P 500 Index	5.74
S&P MidCap 400 Index	-0.56

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 1,009,996
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 875
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,009,996
Number of Holdings	80
Net Advisory Fee	$875
Portfolio Turnover	14%
30-Day SEC Yield	0.29%
30-Day SEC Yield Unsubsidized	0.29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Sectors	(%)
Information Technology	32.5%
Industrials	27.7%
Health Care	15.0%
Consumer Discretionary	10.8%
Financials	4.8%
Energy	3.1%
Communication Services	2.7%
Materials	2.0%
Consumer Staples	1.4%
Cash & Other	0.0%

Top 10 Issuers	(%)
Pure Storage, Inc.	5.4%
Docusign, Inc.	4.6%
Comfort Systems USA, Inc.	4.5%
Medpace Holdings, Inc.	3.8%
Manhattan Associates, Inc.	3.4%
Rambus, Inc.	3.2%
Doximity, Inc.	3.1%
Lattice Semiconductor Corp.	2.5%
Graco, Inc.	2.2%
Mueller Industries, Inc.	2.0%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Shareholder Report [Line Items]
Fund Name	Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Class Name	Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Trading Symbol	SCOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF for the period of August 27, 2025, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF	$10	0.59%
[16],[17]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to provide capital appreciation over time by screening the S&P SmallCap 600 for companies with at least 7 consecutive years of positive free cash flow and the highest free cash flow (FCF) quality score.

From August 27, 2025 (the fund’s inception date) through October 31, 2025, the Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF (SCOW) generated a (2.29)% total return (NAV), closely tracking its underlying S&P SmallCap 600 Quality FCF Aristocrats Index, which returned (2.15)% over the same period. The fund modestly underperformed the broader S&P SmallCap 600 Index (0.43)%, supported by exposure to small-cap companies with strong free cash flow and quality characteristics, while gains were limited by its recent launch and muted small-cap market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/27/2025)
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF NAV	-2.29
S&P SmallCap 600 Quality FCF Aristocrats Index	-2.15
S&P 500 Index	5.74
S&P SmallCap 600 Index	-0.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 984,961
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 1,063
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$984,961
Number of Holdings	80
Net Advisory Fee	$1,063
Portfolio Turnover	32%
30-Day SEC Yield	0.34%
30-Day SEC Yield Unsubsidized	0.34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Sectors	(%)
Information Technology	25.5%
Financials	20.1%
Consumer Discretionary	15.3%
Industrials	14.3%
Health Care	11.4%
Energy	6.4%
Communication Services	4.1%
Materials	1.5%
Utilities	0.9%
Cash & Other	0.5%

Top 10 Issuers	(%)
Jackson Financial, Inc.	5.2%
Sterling Infrastructure, Inc.	4.8%
InterDigital, Inc.	4.6%
Corcept Therapeutics, Inc.	4.3%
MarketAxess Holdings, Inc.	4.3%
Etsy, Inc.	4.1%
Box, Inc.	3.4%
Magnolia Oil & Gas Corp.	3.1%
Enova International, Inc.	3.0%
Qorvo, Inc.	2.4%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Solactive Whitney Future of Warfare ETF
Shareholder Report [Line Items]
Fund Name	Pacer Solactive Whitney Future of Warfare ETF
Class Name	Pacer Solactive Whitney Future of Warfare ETF
Trading Symbol	FOWF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Solactive Whitney Future of Warfare ETF for the period of December 17, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer Solactive Whitney Future of Warfare ETF	$54	0.54%
[18],[19]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to provide capital appreciation over time by tracking companies supporting critical emerging defense technologies in the U.S. and its allied nations.

From December 17, 2024 (the fund’s inception date) through October 31, 2025, the Pacer Solactive Whitney Future of Warfare ETF (FOWF) delivered a 27.86% total return (NAV), closely tracking its underlying Solactive Whitney Future of Warfare Index, which returned 28.36% over the same period. The fund outperformed the MSCI World Index’s return of 16.55%, supported by strong performance in defense and future-of-warfare-related equities, while results were modestly tempered by sector concentration and its limited operating history.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/17/2024)
Pacer Solactive Whitney Future of Warfare ETF NAV	27.86
Solactive Whitney Future of Warfare Index	28.36
MSCI World Index	16.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 6,287,342
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 9,702
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$6,287,342
Number of Holdings	90
Net Advisory Fee	$9,702
Portfolio Turnover	39%
30-Day SEC Yield	0.94%
30-Day SEC Yield Unsubsidized	0.94%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*
Sector Breakdown (% of net assets)

Top Sectors	(%)
Industrials	65.3%
Information Technology	26.3%
Communication Services	4.5%
Consumer Discretionary	2.0%
Materials	1.3%
Health Care	0.6%
Cash & Other	0.0%

Top 10 Issuers	(%)
Lockheed Martin Corp.	8.3%
RTX Corp.	8.0%
General Dynamics Corp.	7.8%
Boeing Co.	6.4%
Northrop Grumman Corp.	5.6%
L3Harris Technologies, Inc.	3.2%
BAE Systems PLC	3.1%
Leidos Holdings, Inc.	2.6%
Honeywell International, Inc.	1.4%
Dell Technologies, Inc.	1.4%
[20]
Material Fund Change [Text Block]
The Fund’s Investment Advisory Fee has been reduced from 0.60% to 0.49%, effective August 1, 2025. This is a summary of certain changes to the Fund since the beginning of the fiscal period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026 at  https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.

Updated Prospectus Phone Number	877-337-0500
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Conservative (April) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (April) ETF
Class Name	Pacer Swan SOS Conservative (April) ETF
Trading Symbol	PSCW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Conservative (April) ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (April) ETF	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Conservative (April) ETF (PSCW) returned +7.53% on a NAV basis, closely tracking its structured outcome results, but lagging the S&P 500 Index, which returned +21.45% over the same period.  PSCW’s conservative defined-outcome strategy with downside buffers delivered positive, risk-managed returns, supported by its buffered exposure to the S&P 500, while its capped upside and focus on downside protection modestly detracted from returns relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome features also shaped relative performance versus the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Pacer Swan SOS Conservative (April) ETF NAV	7.53	6.52
S&P 500 Index	21.45	14.24
S&P 500 Price Return Index	19.89	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 77,097,334
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 348,111
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$77,097,334
Number of Holdings	4
Net Advisory Fee	$348,111
Portfolio Turnover	0%
30-Day SEC Yield	-0.57%
30-Day SEC Yield Unsubsidized	-0.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	111.3%
Written Options	-12.1%
Cash & Other	0.8%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.15	110.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $531.42	0.7%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $391.57 (Short)	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $631.50 (Short)	-11.9%
[21]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Conservative (January) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (January) ETF
Class Name	Pacer Swan SOS Conservative (January) ETF
Trading Symbol	PSCX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Conservative (January) ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (January) ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Conservative (January) ETF (PSCX) returned +11.86% on a NAV basis, closely tracking its structured outcome strategy returns, but lagging the S&P 500 Index, which returned +21.45% over the same period.  PSCX’s conservative defined-outcome strategy delivered solid, risk-managed positive returns with downside buffer features and an upside cap, supported by buffer protections against moderate market declines, while its capped upside and emphasis on downside risk mitigation modestly detracted from performance relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanics also influenced relative results versus the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2020)
Pacer Swan SOS Conservative (January) ETF NAV	11.86	8.42
S&P 500 Index	21.45	15.25
S&P 500 Price Return Index	19.89	13.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 31,968,691
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 167,412
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$31,968,691
Number of Holdings	4
Net Advisory Fee	$167,412
Portfolio Turnover	0%
30-Day SEC Yield	-0.57%
30-Day SEC Yield Unsubsidized	-0.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	105.0%
Written Options	-5.6%
Cash & Other	0.6%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.45	104.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $556.78	0.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $410.26 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $659.01 (Short)	-5.5%
[22]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Conservative (July) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (July) ETF
Class Name	Pacer Swan SOS Conservative (July) ETF
Trading Symbol	PSCJ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Conservative (July) ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (July) ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Conservative (July) ETF (PSCJ) returned +13.74% on a NAV basis, closely tracking its structured outcome strategy but lagging the S&P 500 Index, which returned +21.45% over the same period.  PSCJ’s conservative defined-outcome approach delivered positive risk-managed returns with downside protection features tied to the SPDR S&P 500 ETF Trust, supported by the fund’s buffered exposure during moderate market gains, while its capped upside and emphasis on risk mitigation modestly detracted from performance relative to broad equity market gains. The fund’s 0.60% expense ratio and deployment of options-based buffers contributed to its relative return profile versus the broader S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Pacer Swan SOS Conservative (July) ETF NAV	13.74	8.97
S&P 500 Index	21.45	12.97
S&P 500 Price Return Index	19.89	11.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 43,096,701
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 237,780
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$43,096,701
Number of Holdings	4
Net Advisory Fee	$237,780
Portfolio Turnover	0%
30-Day SEC Yield	-0.56%
30-Day SEC Yield Unsubsidized	-0.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	106.0%
Written Options	-6.6%
Cash & Other	0.6%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.80	104.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $586.96	2.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $432.50 (Short)	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $693.41 (Short)	-6.1%
[23]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Conservative (October) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Conservative (October) ETF
Class Name	Pacer Swan SOS Conservative (October) ETF
Trading Symbol	PSCQ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Conservative (October) ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Conservative (October) ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Conservative (October) ETF (PSCQ) returned +12.50% on a NAV basis, closely tracking its structured outcome strategy, while lagging the S&P 500 Index, which returned +21.45% over the same period. PSCQ’s conservative defined outcome approach delivered positive, risk managed returns with downside buffer features tied to the performance of the  SPDR   S&P 500 ETF Trust, supported by its structured exposure during moderate market gains, while its capped upside and emphasis on downside protection modestly detracted from performance relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanics also shaped relative results versus the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Pacer Swan SOS Conservative (October) ETF NAV	12.50	9.09
S&P 500 Index	21.45	13.66
S&P 500 Price Return Index	19.89	11.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 42,433,174
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 223,550
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$42,433,174
Number of Holdings	4
Net Advisory Fee	$223,550
Portfolio Turnover	0%
30-Day SEC Yield	-0.57%
30-Day SEC Yield Unsubsidized	-0.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	103.9%
Written Options	-4.5%
Cash & Other	0.6%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.33	100.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $632.87	3.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $466.33 (Short)	-0.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $743.52 (Short)	-3.6%
[24]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (April) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (April) ETF
Class Name	Pacer Swan SOS Flex (April) ETF
Trading Symbol	PSFM
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Flex (April) ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (April) ETF	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Flex (April) ETF (PSFM) returned +8.19% on a NAV basis, closely tracking its structured outcome strategy returns (with similar market price performance), but lagging the S&P 500 Index, which returned +21.45% over the same period.  PSFM’s flexible defined outcome approach delivered positive, risk managed returns with built in buffer and cap features tied to the performance of the  SPDR S&P 500 ETF Trust, supported by its structured exposure to upside within cap limits, while its capped upside and emphasis on downside protection modestly detracted from results relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanics also influenced relative performance versus the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Pacer Swan SOS Flex (April) ETF NAV	8.19	9.59
S&P 500 Index	21.45	14.24
S&P 500 Price Return Index	19.89	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 21,958,810
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 139,461
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$21,958,810
Number of Holdings	5
Net Advisory Fee	$139,461
Portfolio Turnover	0%
30-Day SEC Yield	-0.56%
30-Day SEC Yield Unsubsidized	-0.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	110.8%
Written Options	-11.6%
Cash & Other	0.8%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.27	109.8%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.39	0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $335.63	0.1%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $447.51 (Short)	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $637.42 (Short)	-11.0%
[25]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (January) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (January) ETF
Class Name	Pacer Swan SOS Flex (January) ETF
Trading Symbol	PSFD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Flex (January) ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (January) ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Flex (January) ETF (PSFD) returned +12.96% on a  NAV basis, closely tracking its structured outcome strategy, but lagging the S&P 500 Index, which returned +21.45% over the same period. PSFD’s flexible defined-outcome strategy delivered positive, risk-managed returns with built-in buffer and cap features that seek to protect against downside while offering limited upside capture, supported by structured exposure to the S&P 500, while its capped upside and emphasis on downside protection modestly detracted from performance relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanics also influenced relative results versus the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2020)
Pacer Swan SOS Flex (January) ETF NAV	12.96	12.65
S&P 500 Index	21.45	15.25
S&P 500 Price Return Index	19.89	13.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 48,583,134
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 297,149
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$48,583,134
Number of Holdings	5
Net Advisory Fee	$297,149
Portfolio Turnover	0%
30-Day SEC Yield	-0.56%
30-Day SEC Yield Unsubsidized	-0.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	103.9%
Written Options	-4.8%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.56	103.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.08	0.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $351.65	0.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $468.86 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $665.32 (Short)	-4.7%
[26]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (July) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (July) ETF
Class Name	Pacer Swan SOS Flex (July) ETF
Trading Symbol	PSFJ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Flex (July) ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (July) ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Flex (July) ETF (PSFJ) returned +14.79% on a NAV basis, closely tracking its structured outcome strategy, while lagging the S&P 500 Index, which returned +21.45% over the same period.  PSFJ’s flexible defined-outcome strategy delivered solid positive returns with downside protection features built into its structure, supported by options-based exposure to the S&P 500, though its capped upside and emphasis on risk mitigation modestly detracted from performance relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanics also influenced relative results versus the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Pacer Swan SOS Flex (July) ETF NAV	14.79	11.44
S&P 500 Index	21.45	12.97
S&P 500 Price Return Index	19.89	11.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 39,311,880
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 172,247
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$39,311,880
Number of Holdings	5
Net Advisory Fee	$172,247
Portfolio Turnover	0%
30-Day SEC Yield	-0.56%
30-Day SEC Yield Unsubsidized	-0.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	105.7%
Written Options	-6.6%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.92	102.8%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.85	2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $370.71	0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $494.28 (Short)	-1.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $704.97 (Short)	-5.0%
[27]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Flex (October) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Flex (October) ETF
Class Name	Pacer Swan SOS Flex (October) ETF
Trading Symbol	PSFO
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Flex (October) ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Flex (October) ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Flex (October) ETF (PSFO) returned +14.36% on a NAV basis, closely tracking its structured outcome strategy, but lagging the S&P 500 Index, which returned +21.45% over the same period. PSFO’s flexible defined-outcome strategy delivered solid positive, risk-managed returns with built-in buffer and cap features tied to the performance of the SPDR S&P 500 ETF Trust, supported by structured exposure that limited downside while capturing part of market upside, while its capped upside and emphasis on downside protection modestly detracted from performance relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanics also influenced relative results versus the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Pacer Swan SOS Flex (October) ETF NAV	14.36	11.59
S&P 500 Index	21.45	13.66
S&P 500 Price Return Index	19.89	11.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 25,684,004
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 93,201
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$25,684,004
Number of Holdings	5
Net Advisory Fee	$93,201
Portfolio Turnover	0%
30-Day SEC Yield	-0.55%
30-Day SEC Yield Unsubsidized	-0.55%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	105.2%
Written Options	-6.1%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.46	99.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.18	4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $399.71	0.6%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $757.65 (Short)	-2.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $532.94 (Short)	-3.2%
[28]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Fund of Funds ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Fund of Funds ETF
Class Name	Pacer Swan SOS Fund of Funds ETF
Trading Symbol	PSFF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Fund of Funds ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Fund of Funds ETF	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
The Pacer Swan SOS Fund of Funds ETF (the “Fund”) is an actively-managed exchange traded fund that seeks capital appreciation with downside protection. The Fund will primarily use Pacer Swan SOS ETFs, but may hold other Pacer ETFs according to the sub-advisor’s discretion.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Fund of Funds ETF (PSFF) returned +11.29% on a NAV basis, closely tracking its underlying multi-strategy defined-outcome portfolio returns, while lagging the S&P 500 Index, which returned +21.45% over the same period.  PSFF’s conservative, risk-managed strategy delivered positive returns with downside protection emphasis, supported by allocations to buffered equity and structured outcome ETF exposures that helped moderate volatility, though its focus on risk mitigation and income-oriented positioning modestly detracted from results relative to broad equity gains. The fund’s 0.12% expense ratio and defined outcome roll-period structure also contributed to its relative performance profile versus the broader market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/29/2020)
Pacer Swan SOS Fund of Funds ETF NAV	11.29	9.80
S&P 500 Index	21.45	15.06
S&P 500 Price Return Index	19.89	13.37

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 520,691,152
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 547,670
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$520,691,152
Number of Holdings	13
Net Advisory Fee	$547,670
Portfolio Turnover	0%
30-Day SEC Yield	-0.10%
30-Day SEC Yield Unsubsidized	-0.10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Affiliated Exchange Traded Funds	99.5%
Investments Purchased with Proceeds from Securities Lending	0.2%
Cash & Other	0.3%

Top Holdings	(%)
Pacer Swan SOS Moderate (July) ETF	14.9%
Pacer Swan SOS Moderate (April) ETF	14.1%
Pacer Swan SOS Moderate (January) ETF	13.2%
Pacer Swan SOS Moderate (October) ETF	13.0%
Pacer Swan SOS Conservative (April) ETF	10.3%
Pacer Swan SOS Conservative (October) ETF	7.3%
Pacer Swan SOS Conservative (July) ETF	7.1%
Pacer Swan SOS Conservative (January) ETF	5.1%
Pacer Swan SOS Flex (January) ETF	4.6%
Pacer Swan SOS Flex (July) ETF	4.4%
[29]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (April) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (April) ETF
Class Name	Pacer Swan SOS Moderate (April) ETF
Trading Symbol	PSMR
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Moderate (April) ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (April) ETF	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Moderate (April) ETF (PSMR) returned +7.63% on a NAV basis, closely tracking its structured outcome strategy results, but lagging the S&P 500 Index, which returned +21.45% over the same one-year period. PSMR’s moderate defined-outcome, buffer-oriented strategy delivered positive, risk-managed returns with downside protection tied to the performance of the SPDR S&P 500 ETF Trust, supported by its structured exposure, while its capped upside and focus on risk mitigation modestly detracted from returns relative to broad equity gains. The fund’s 0.60% expense ratio and structured outcome features also shaped relative performance versus the broader market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (03/31/2021)
Pacer Swan SOS Moderate (April) ETF NAV	7.63	8.07
S&P 500 Index	21.45	14.24
S&P 500 Price Return Index	19.89	12.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 87,526,490
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 482,195
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$87,526,490
Number of Holdings	4
Net Advisory Fee	$482,195
Portfolio Turnover	0%
30-Day SEC Yield	-0.56%
30-Day SEC Yield Unsubsidized	-0.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	111.7%
Written Options	-12.6%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $6.21	110.8%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.45	0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.48 (Short)	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $629.15 (Short)	-12.2%
[30]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (January) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (January) ETF
Class Name	Pacer Swan SOS Moderate (January) ETF
Trading Symbol	PSMD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Moderate (January) ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (January) ETF	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Moderate (January) ETF (PSMD) returned +11.46% on a NAV basis, closely tracking its structured outcome strategy, but lagging the S&P 500 Index, which returned +21.45% over the same period.  PSMD’s moderate defined-outcome approach delivered positive, risk-managed returns with downside buffer features supporting performance during equity volatility, while its capped upside and focus on return smoothing modestly detracted from results relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanics also shaped relative performance versus the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/22/2020)
Pacer Swan SOS Moderate (January) ETF NAV	11.46	9.61
S&P 500 Index	21.45	15.25
S&P 500 Price Return Index	19.89	13.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 80,701,912
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 496,255
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$80,701,912
Number of Holdings	4
Net Advisory Fee	$496,255
Portfolio Turnover	0%
30-Day SEC Yield	-0.56%
30-Day SEC Yield Unsubsidized	-0.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	105.0%
Written Options	-5.9%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $6.51	104.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.14	0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $498.17 (Short)	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $656.53 (Short)	-5.8%
[31]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (July) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (July) ETF
Class Name	Pacer Swan SOS Moderate (July) ETF
Trading Symbol	PSMJ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Moderate (July) ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (July) ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Moderate (July) ETF (PSMJ) returned +14.08% on a NAV basis, closely tracking its structured outcome strategy returns, but lagging the S&P 500 Index, which returned   +21.45% over the same period. PSMJ’s moderate defined-outcome approach delivered positive, risk-managed returns with downside protection tied to the performance of the SPDR S&P 500 ETF Trust, supported by timely sector exposure and buffer features, while its capped upside and emphasis on risk mitigation modestly detracted from performance relative to the broader equity market. The fund’s 0.60% expense ratio and structured outcome mechanisms also influenced relative results versus the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Pacer Swan SOS Moderate (July) ETF NAV	14.08	10.66
S&P 500 Index	21.45	12.97
S&P 500 Price Return Index	19.89	11.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 92,141,282
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 483,248
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$92,141,282
Number of Holdings	4
Net Advisory Fee	$483,248
Portfolio Turnover	0%
30-Day SEC Yield	-0.56%
30-Day SEC Yield Unsubsidized	-0.56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	106.3%
Written Options	-7.2%
Cash & Other	0.9%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.86	103.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.91	2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $525.17 (Short)	-1.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $693.23 (Short)	-6.1%
[32]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Swan SOS Moderate (October) ETF
Shareholder Report [Line Items]
Fund Name	Pacer Swan SOS Moderate (October) ETF
Class Name	Pacer Swan SOS Moderate (October) ETF
Trading Symbol	PSMO
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Swan SOS Moderate (October) ETF for the period of November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Swan SOS Moderate (October) ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
An exchange traded fund (ETF) that seeks to match returns, before fees and expenses, of the SPDR S&P 500 ETF Trust (the “underlying ETF”) up to a predetermined upside cap (the “Cap”), while also providing a downside risk mitigation buffer (the “Buffer”) over an approximate one-year period.
From November 1, 2024 to October 31, 2025 the Pacer Swan SOS Moderate (October) ETF (PSMO) returned +12.39% on a NAV basis, closely tracking its structured outcome strategy, while lagging the S&P 500 Index, which returned +21.45% over the same period.  PSMO’s moderate defined-outcome, buffer-oriented approach delivered positive, risk-managed returns with downside protection tied to the performance of the SPDR S&P 500 ETF Trust, supported by its structured exposure to market gains including buffer features, while its capped upside and emphasis on downside protection modestly detracted from results relative to the broader equity market. The fund’s structured outcome mechanics and typical 0.60% expense ratio also influenced relative performance versus the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Pacer Swan SOS Moderate (October) ETF NAV	12.39	10.14
S&P 500 Index	21.45	13.66
S&P 500 Price Return Index	19.89	11.99

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 77,583,633
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 516,446
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$77,583,633
Number of Holdings	4
Net Advisory Fee	$516,446
Portfolio Turnover	0%
30-Day SEC Yield	-0.57%
30-Day SEC Yield Unsubsidized	-0.57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*

Security Type	(%)
Purchased Options	105.2%
Written Options	-5.6%
Cash & Other	0.4%

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $7.39	100.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $666.25	4.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $566.25 (Short)	-2.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $745.06 (Short)	-3.5%
[33]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Cash Cows Bond ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Cash Cows Bond ETF
Class Name	Pacer US Cash Cows Bond ETF
Trading Symbol	MILK
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer US Cash Cows Bond ETF for the period of December 17, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Pacer US Cash Cows Bond ETF	$44	0.49%
[34],[35]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
FACTORS INFLUENCING FUND PERFORMANCE
A strategy driven exchange traded fund that aims to outperform traditional US corporate bond strategies and enhance portfolio yield by investing in corporate bonds issued by companies from the Pacer US Cash Cows 100 Index and/or the Pacer US Large Cap Cash Cows Growth Leaders Index.

From December 17, 2024 (the fund’s inception date) through October 31, 2025, the Pacer US Cash Cows Bond ETF (MILK) delivered a total return of 5.54% (NAV), slightly trailing its underlying Solactive Pacer US Cash Cows Bond Index’s return of 5.97% and the iBoxx Investment Grade Index return of 6.29%. Performance was supported by exposure to U.S. corporate bonds with strong free cash flow, while results were modestly limited by tracking differences, fees, and periods of corporate credit spread volatility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/17/2024)
Pacer US Cash Cows Bond ETF NAV	5.54
Solactive Pacer US Cash Cows Bond Index	5.97
iBoxx Investment Grade Index	6.29

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 7,034,320
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 17,657
Investment Company Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$7,034,320
Number of Holdings	102
Net Advisory Fee	$17,657
Portfolio Turnover	95%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)*
Sector Breakdown (% of net assets)

Top Sectors	(%)
Energy	19.8%
Health Care	18.3%
Consumer Staples	16.2%
Information Technology	15.6%
Consumer Discretionary	15.0%
Communication Services	5.9%
Industrials	3.5%
Materials	1.9%
Cash & Other	3.8%

Top 10 Issuers	(%)
Aptiv Swiss Holdings Ltd.	4.0%
Expand Energy Corp.	4.0%
HCA, Inc.	4.0%
Altria Group, Inc.	4.0%
Pilgrim’s Pride Corp.	3.9%
Occidental Petroleum Corp.	3.9%
Kraft Heinz Foods Co.	3.5%
TransDigm, Inc.	3.5%
Leggett & Platt, Inc.	3.0%
HF Sinclair Corp.	3.0%
[36]
Updated Prospectus Web Address	https://www.paceretfs.com/

[1]
*	Percentages are stated as a percent of net assets.

[2]
*	Percentages are stated as a percent of net assets.

[3]
*	Percentages are stated as a percent of net assets.

[4]
**	Annualized

[5]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[6]
*	Percentages are stated as a percent of net assets.

[7]
*	Percentages are stated as a percent of net assets.

[8]
*	Percentages are stated as a percent of net assets.

[9]
**	Annualized

[10]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[11]
*	Percentages are stated as a percent of net assets.

[12]
**	Annualized

[13]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[14]
**	Annualized

[15]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[16]
**	Annualized

[17]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[18]
**	Annualized

[19]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[20]
*	Percentages are stated as a percent of net assets.

[21]
*	Percentages are stated as a percent of net assets.

[22]
*	Percentages are stated as a percent of net assets.

[23]
*	Percentages are stated as a percent of net assets.

[24]
*	Percentages are stated as a percent of net assets.

[25]
*	Percentages are stated as a percent of net assets.

[26]
*	Percentages are stated as a percent of net assets.

[27]
*	Percentages are stated as a percent of net assets.

[28]
*	Percentages are stated as a percent of net assets.

[29]
*	Percentages are stated as a percent of net assets.

[30]
*	Percentages are stated as a percent of net assets.

[31]
*	Percentages are stated as a percent of net assets.

[32]
*	Percentages are stated as a percent of net assets.

[33]
*	Percentages are stated as a percent of net assets.

[34]
**	Annualized

[35]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[36]
*	Percentages are stated as a percent of net assets.